Relationship with Parent and related entities - Trade payables due to related parties (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Relationship with Parent and related entities
Sales of goods and services	$ 65,227	$ 76,516	$ 219,705	$ 273,380	$ 202,183
Trade receivables from related parties			9,052	2,551	8,861	$ 6,718
Trade payables due to related parties	1,720		799	652		481
Glencore International AG
Relationship with Parent and related entities
Sales of goods and services	65,227		76,516	273,380	202,183
Trade receivables from related parties			9,052	2,551	8,861	6,718
Trade payables due to related parties	994
Glencore Australia Oil Pty Limited
Relationship with Parent and related entities
Purchases of goods and services	(1,299)		(1,202)	(4,349)	(5,969)
Trade payables due to related parties	460		545	421
Glencore Australia Holdings Pty Limited
Relationship with Parent and related entities
Purchases of goods and services	(299)		(246)	(1,443)	(2,768)
Other related parties
Relationship with Parent and related entities
Purchases of goods and services	(369)		(331)	(1,326)	$ (1,017)
Trade payables due to related parties	$ 266		$ 254	$ 231		$ 481